Decommissioning liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Peru
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 15,203	$ 16,206
Discount rate	4.50%	4.50%
Mexico
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 1,021	$ 1,021
Discount rate	6.00%	6.00%
Settlement period	6 years	6 years
Minimum | Peru
Disclosure of other provisions [line items]
Settlement period	5 years	5 years
Maximum | Peru
Disclosure of other provisions [line items]
Settlement period	10 years	10 years